Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2024
Vessels, Net
Schedule of combined carve-out balance sheets
	Cost	Accumulated Depreciation	Net Book Value

Balance, January 1, 2023	14,661,987	(7,782,684)	6,879,303
- Depreciation for the year	-	(1,465,858)	(1,465,858)
- Vessel improvements	556,722		556,722
Balance, December 31, 2023	15,218,709	(9,248,542)	5,970,167
- Depreciation for the year	-	(43,070)	(43,070)
- Vessel improvements	311,671	-	311,671
Balance, December 31, 2024	15,530,380	(9,291,612)	6,238,768